Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2023	Dec. 31, 2018
Investments
Equity securities gain (loss)	$ (278)	$ (587)	$ 11,179
Unrealized gain (loss) on investments	(278)	(587)	11,179
Equity securities realized gain(Loss)	0	0	0
Equity securities without readily determinable, downward adjustments, cumulative amount	57,412	42,725
Equity securities without readily determinable, downward adjustments, annual amount	15,864	10,244
Equity securities without readily determinable, upward adjustments, cumulative amount	49,288	55,737
Equity securities without readily determinable, upward adjustments, annual amount	586	272
Impairment of investments	15,000	9,386	0
Huya | Linen Investment Limited
Investments
Total consideration related to disposal				$ 219,886
Investees
Investments
Ownership interest acquired					20.00%
Equity Method Investments
Investments
Net income (loss) from the disposal and deem disposal			77,524
Equity method investments original cost	25,520	22,540
Gain on equity securities with readily determinable fair value	0	0
Equity securities gain (loss)	9,144	2,334	$ 324
Consideration to acquire minority stake	3,621	4,035
Consideration from disposal of equity investments without readily determinable fair value	$ 0	$ 0